Income Taxes - Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Allowance for doubtful accounts		$ 722	$ 255
Accrued liabilities not deducted for tax purposes		4,362	4,703
Asset retirement obligation		97	79
Net operating loss carry forwards		12,762	11,881
Tax credit carry forwards		155	209
Charitable contributions carry forward		6	9
Property, plant and equipment		1,080	65
Investment in partnership		246	354
Gross deferred tax assets		19,430	17,555
Less: valuation allowance		(13,827)	(9)
Net deferred tax assets		5,603	17,546
Deferred tax liabilities:
Intangibles		(6,303)	(4,321)
Gross deferred tax liabilities		(6,303)	(4,321)
Net deferred tax (liabilities) assets			13,225
Net deferred tax liabilities		(700)
Classification in the consolidated balance sheets:
Current deferred tax assets	$ 1,128	1,352	729
Noncurrent deferred tax assets			12,496
Noncurrent deferred tax liabilities	(1,466)	(2,052)
Net deferred tax (liabilities) assets			13,225
Net deferred tax liabilities		(700)
LAMAR MEDIA CORP [Member]
Deferred tax assets:
Allowance for doubtful accounts		722	255
Accrued liabilities not deducted for tax purposes		4,362	4,703
Asset retirement obligation		97	79
Net operating loss carry forwards		12,762	11,881
Tax credit carry forwards		155	209
Charitable contributions carry forward		6	9
Property, plant and equipment		1,080	65
Investment in partnership		246	354
Gross deferred tax assets		19,430	17,555
Less: valuation allowance		(13,827)	(9)
Net deferred tax assets		5,603	17,546
Deferred tax liabilities:
Intangibles		(6,303)	(4,321)
Gross deferred tax liabilities		(6,303)	(4,321)
Net deferred tax (liabilities) assets			13,225
Net deferred tax liabilities		(700)
Classification in the consolidated balance sheets:
Current deferred tax assets	1,128	1,352	729
Noncurrent deferred tax assets			12,496
Noncurrent deferred tax liabilities	$ (1,466)	(2,052)
Net deferred tax (liabilities) assets			$ 13,225
Net deferred tax liabilities		$ (700)